Short positions	12 Months Ended
Dec. 31, 2017
Short positions
Short positions	20 Short positions
	Group
	2017	2016
	£m	£m
Debt securities
- Government	—	4,497
- other issuers	—	94

	—	4,591

  Note:
(1)	All short positions are classified as held-for-trading.